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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly        San Francisco, California          May 16, 2011
-------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     65

Form 13F Information Table Value Total:     $3,432,263
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1          28-06372          Farallon Partners, L.L.C.

     2          28-11402          Noonday Asset Management, L.P.

     3          28-11404          Noonday G.P. (U.S.), L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                              TITLE                           VALUE       SHARES/ SH/  PUT/ INVSTMT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER            OF CLASS              CUSIP    (x$1000)     PRN AMT  PRN  CALL DSCRETN MANAGERS   SOLE   SHARED   NONE
   --------------            --------              -----     ------      -------  ---  ---- ------- --------   ----   ------   -----
AMAG PHARMACEUTICALS INC       COM               00163U106    2,255      135,000   SH        OTHER    01      135,000
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR     03524A108   19,411      339,530   SH        OTHER    01      339,530
BAXTER INTL INC                COM               071813109   41,941      780,000   SH        OTHER    01      780,000
BECKMAN COULTER INC            COM               075811109   64,795      780,000   SH        OTHER    01      780,000
BMC SOFTWARE INC               COM               055921100   80,475    1,617,919   SH        OTHER    01    1,617,919
CAPITALSOURCE INC              NOTE   7.250% 7/  14055XAG7   42,461   41,000,000   PRN       OTHER    01   41,000,000
CAPITALSOURCE INC              SDCV   4.000% 7/  14055XAE2   10,037   10,000,000   PRN       OTHER    01   10,000,000
CHECK POINT SOFTWARE TECH LT   ORD               M22465104   70,653    1,384,000   SH        OTHER    01    1,384,000
CHIQUITA BRANDS INTL INC       COM               170032809   13,088      853,210   SH        OTHER    01      853,210
COMCAST CORP NEW               CL A              20030N101   65,632    2,655,000   SH        OTHER    01    2,655,000
COVIDIEN PLC                   SHS               G2554F105   24,672      475,000   SH        OTHER    01      475,000
CROWN CASTLE INTL CORP         COM               228227104  131,232    3,084,185   SH        OTHER    01    3,084,185
CVS CAREMARK CORPORATION       COM               126650100   40,202    1,171,400   SH        OTHER    01    1,171,400
DOLE FOOD CO INC NEW           COM               256603101    5,588      410,000   SH        OTHER    01      410,000
DOLLAR GEN CORP NEW            COM               256677105   58,060    1,852,000   SH        OTHER    01    1,852,000
EBAY INC                       COM               278642103    5,231      168,510   SH        OTHER    01      168,510
ENCANA CORP                    COM               292505104   24,577      711,760   SH        OTHER    01      711,760
ENERGY PARTNERS LTD            COM NEW           29270U303   21,929    1,218,290   SH        OTHER    01    1,218,290
FEI CO                         COM               30241L109   33,236      985,640   SH        OTHER    01      985,640
FIDELITY NATL INFORMATION SV   COM               31620M106   68,649    2,100,000   SH        OTHER    01    2,100,000
FLIR SYS INC                   COM               302445101    4,896      141,450   SH        OTHER    01      141,450
FREIGHTCAR AMER INC            COM               357023100    4,399      135,325   SH        OTHER    01      135,325
FRESH DEL MONTE PRODUCE INC    ORD               G36738105    8,660      331,690   SH        OTHER    01      331,690
FRONTEER GOLD INC              COM               359032109   10,573      700,000   SH        OTHER    01      700,000
GENERAL DYNAMICS CORP          COM               369550108   61,631      805,000   SH        OTHER    01      805,000
GENZYME CORP                   COM               372917104  512,109    6,725,000   SH        OTHER    01    6,725,000
GEOEYE INC                     COM               37250W108   25,979      624,807   SH        OTHER    01      624,807
HOME DEPOT INC                 COM               437076102   46,881    1,265,000   SH        OTHER    01    1,265,000
HORSEHEAD HLDG CORP            COM               440694305    3,504      205,500   SH        OTHER    01      205,500
HUDSON PAC PPTYS INC           COM               444097109  104,500    7,108,861   SH        OTHER    01    7,108,861
IESI BFC LTD                   COM               44951D108   71,924    2,835,010   SH        OTHER    01    2,835,010
KNOLOGY INC                    COM               499183804   46,313    3,587,394   SH        OTHER    01    3,587,394
LIBERTY GLOBAL INC             COM SER A         530555101   69,983    1,690,000   SH        OTHER    01    1,690,000
LIFE TECHNOLOGIES CORP         COM               53217V109   27,639      527,260   SH        OTHER    01      527,260
LIGAND PHARMACEUTICALS INC     COM NEW           53220K504      500       50,000   SH        OTHER    01       50,000
LINKTONE LTD                   ADR               535925101    1,752    1,279,000   SH        OTHER    01    1,279,000
LPL INVT HLDGS INC             COM               50213H100   39,018    1,089,587   SH        OTHER    01    1,089,587
MASSEY ENERGY COMPANY          COM               576206106   79,639    1,165,000   SH        OTHER    01    1,165,000
MI DEVS INC                    CL A SUB VTG      55304X104   70,106    2,419,116   SH        OTHER    01    2,419,116
MICROSOFT CORP                 COM               594918104   90,916    3,585,000   SH        OTHER    01    3,585,000
MSCI INC                       CL A              55354G100   60,385    1,640,000   SH        OTHER    01    1,640,000
NEWALLIANCE BANCSHARES INC     COM               650203102    1,156       77,900   SH        OTHER    01       77,900
ORACLE CORP                    COM               68389X105  142,356    4,266,000   SH        OTHER    01    4,266,000
OWENS ILL INC                  COM NEW           690768403   14,994      496,664   SH        OTHER    01      496,664
POTASH CORP SASK INC           COM               73755L107   12,322      209,100   SH        OTHER    01      209,100
PRIDE INTL INC DEL             COM               74153Q102    8,126      189,200   SH        OTHER    01      189,200
QUEST DIAGNOSTICS INC          COM               74834L100   14,199      246,000   SH        OTHER    01      246,000
QWEST COMMUNICATIONS INTL IN   COM               749121109   74,915   10,968,500   SH        OTHER    01   10,968,500
ROPER INDS INC NEW             COM               776696106    5,317       61,500   SH        OTHER    01       61,500
SAVIENT PHARMACEUTICALS INC    COM               80517Q100    3,180      300,000   SH        OTHER    01      300,000
SCHWAB CHARLES CORP NEW        COM               808513105  126,931    7,040,000   SH        OTHER    01    7,040,000
SMURFIT-STONE CONTAINER CORP   COM               83272A104   10,146      262,500   SH        OTHER    01      262,500
STATE STR CORP                 COM               857477103  128,753    2,865,000   SH        OTHER    01    2,865,000
TARGET CORP                    COM               87612E106  172,985    3,459,000   SH        OTHER    01    3,459,000
TATA MTRS LTD                  SPONSORED ADR     876568502   10,477      377,014   SH        OTHER    01      377,014
TORNIER NV                     SHS               N87237108    5,550      300,000   SH        OTHER    01      300,000
TOWN SPORTS INTL HLDGS INC     COM               89214A102   20,544    4,060,082   SH        OTHER    01    4,060,082
TRANSDIGM GROUP INC            COM               893641100   81,315      970,000   SH        OTHER    01      970,000
UNION PAC CORP                 COM               907818108   30,089      306,000   SH        OTHER    01      306,000
VERISK ANALYTICS INC           CL A              92345Y106   45,536    1,390,000   SH        OTHER    01    1,390,000
VIACOM INC NEW                 CL B              92553P201  178,869    3,845,000   SH        OTHER    01    3,845,000
VISA INC                       COM CL A          92826C839   48,957      665,000   SH        OTHER    01      665,000
WELLPOINT INC                  COM               94973V107   25,473      365,000   SH        OTHER    01      365,000
WELLS FARGO & CO NEW           COM               949746101   84,798    2,675,000   SH        OTHER    01    2,675,000
WHIRLPOOL CORP                 COM               963320106   19,844      232,470   SH        OTHER    01      232,470